SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Carrying Amount of Assets and Liability [Table Text Block]
The carrying amount of BTL’s standalone assets and liabilities which had been reclassified as part of discontinued operation component are as follows:

	December 31,
	2016	2015
Total current assets	$-	$804,785
Total assets	$-	$1,317,858
Total current liabilities	$-	$450,031
Total liabilities	$-	$450,031
Total revenue	$317,465	$639,872
Net loss	$(129,020)	$(139,205)

Estimated Useful Life Of Property And Equipment [Table Text Block]
Property and equipment are recorded at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives before July 31, 2016:

Leasehold improvements	Shorter of the useful lives or the lease term
Building and land use rights	20-40 years
Machinery and equipment	10-15 years
Furniture and office equipment	5 years
Motor vehicles	5 years

Depreciation is calculated on a straight-line basis over the following estimated useful lives after July 31, 2016:

Leasehold improvements	Shorter of the useful lives or the lease term
Building and land use rights	20-40 years
Machinery and equipment	3 years
Furniture and office equipment	3 years
Motor vehicles	5 years

Estimated Useful Life of Intangible Assets [Table Text Block]
Intangible assets are recorded at cost less accumulated amortization. Amortization is calculated on a straight-line basis over the following estimated useful lives:

Leasehold improvements	Shorter of the useful lives or the lease term
Software copyrights	20 years
Other software	5 years